Property, plant and equipment (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Opening balance	$ 407	$ 364
Additions/(Write-offs) on PP&E	5	(37)
Other income and expenses	23	12
Translation adjustments	35	22
Closing balance	$ 470	$ 361